Document and Entity Information	Apr. 26, 2022
Document And Entity Information [Line Items]
Entity Address, Address Line One	209 Muñoz Rivera Avenue
Amendment Flag	false
Entity Central Index Key	0000763901
Document Type	8-K
Document Period End Date	Apr. 26, 2022
Entity Registrant Name	POPULAR, INC.
Entity Incorporation State Country Code	PR
Entity File Number	001-34084
Entity Tax Identification Number	66-0667416
Entity Address, City or Town	Hato Rey
Entity Address, Country	PR
Entity Address, Postal Zip Code	00918
City Area Code	(787)
Local Phone Number	765-9800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock ($0.01 par value)
Trading Symbol	BPOP
Security Exchange Name	NASDAQ
Cumulative Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.125% Cumulative Monthly Income Trust Preferred Securities
Trading Symbol	BPOPM
Security Exchange Name	NASDAQ